EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Net Income	$ 127,150	$ 135,151	$ 118,194
Less: net income attributable to the earnout shares	0	(1,359)	(7,469)
Less: dividends attributable to the common shares under share-based compensation plans	(896)	(581)	(30)
Net income available to common shareholders	$ 126,254	$ 133,211	$ 110,695
Weighted average number of shares – basic (in shares)	43,279,580	44,234,964	42,943,535
Common shares under share-based compensation plan (in shares)	390,474	504,376	525,341
Weighted average number of shares – diluted (in shares)	43,670,054	44,739,340	43,468,876
Basic earnings per share attributable to equity holders (in USD per share)	$ 2.92	$ 3.01	$ 2.58
Diluted earnings per share attributable to equity holders (in Dollars per share)	$ 2.89	$ 2.98	$ 2.55